Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 127,245	$ 108,578
Total prepaid expenses and other current assets	13,202	13,713
Total accounts payable and accrued expenses	23,205	24,385
Total container contracts payable	343,236	231,647
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	117,926	97,950
Total prepaid expenses and other current assets	13,139	13,614
Total accounts payable and accrued expenses	22,778	23,198
Total container contracts payable	343,236	231,647
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	9,319	10,628
Total prepaid expenses and other current assets	63	99
Total accounts payable and accrued expenses	$ 427	$ 1,187